Schedule of information about amounts recognised in relation to regulatory deferral account balances (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulatory Charges
Global Reversion Reserve (RGR)	R$ (28)	R$ (28)
Energy Development Account (CDE)	110	64
Grantor inspection fee – ANEEL	3	3
Energy Efficiency Program	237	265
Research and development (R&D)	112	225
Energy System Expansion Research	4	4
National Scientific and Technological Development Fund	9	8
Proinfa – Alternative Energy Program	17	7
Royalties for use of water resources	5	13
Emergency capacity charge	26	26
Customer charges – Tariff flags	252	90
CDE on R&D (1)	3
CDE on EEP	5
Others	5	4
Liability	816	737
Current liabilities	611	446
Non-current liabilities	R$ 205	R$ 291